Variable Interest Entities (Notes)	12 Months Ended
Dec. 31, 2017
Schedule of Variable Interest Entities [Abstract]
Variable Interest Entity Disclosure [Text Block]
VARIABLE INTEREST ENTITIES
Pratt & Whitney holds a 61% interest in the IAE International Aero Engines AG (IAE) collaboration with MTU Aero Engines AG (MTU) and Japanese Aero Engines Corporation (JAEC) and a 49.5% ownership interest in IAE. IAE's business purpose is to coordinate the design, development, manufacturing and product support of the V2500 program through involvement with the collaborators. Additionally, Pratt & Whitney, JAEC and MTU are participants in International Aero Engines, LLC (IAE LLC), whose business purpose is to coordinate the design, development, manufacturing and product support for the PW1100G-JM engine for the Airbus A320neo aircraft and the PW1400G-JM engine for the Irkut MC21 aircraft. Pratt & Whitney holds a 59% net interest and a 59% ownership interest in IAE LLC. IAE and IAE LLC retain limited equity with the primary economics of the programs passed to the participants. As such, we have determined that IAE and IAE LLC are variable interest entities with Pratt & Whitney the primary beneficiary. IAE and IAE LLC have, therefore, been consolidated. The carrying amounts and classification of assets and liabilities for variable interest entities in our Consolidated Balance Sheet as of December 31, 2017 and 2016 are as follows:

(dollars in millions)	2017	2016
Current assets	$3,976	$2,722
Noncurrent assets	1,534	1,334
Total assets	$5,510	$4,056
Current liabilities	$3,601	$2,422
Noncurrent liabilities	2,086	1,636
Total liabilities	$5,687	$4,058